Derivative instruments (Detail 3) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Credit Derivatives [Line Items]
PRV	[1],[2],[3],[4]	SFr 118,227		SFr 158,411
NRV	[2],[4],[7]	116,133	[5],[6],[8]	153,810
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[2],[3]	2,800		3,900
NRV	[2],[7]	3,800		4,800
Protection bought
Credit Derivatives [Line Items]
PRV		800		2,000
NRV		2,900		2,800
Notional values		101,900		139,700
Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		200		400
NRV		200		200
Notional values		16,200		20,900
Protection bought | Banks
Credit Derivatives [Line Items]
PRV		300		900
NRV		700		1,000
Notional values		37,000		60,800
Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		100		300
NRV		1,100		900
Notional values		41,500		47,200
Protection bought | Other
Credit Derivatives [Line Items]
PRV		300		400
NRV		900		800
Notional values		7,200		10,900
Protection sold
Credit Derivatives [Line Items]
PRV		2,000		1,900
NRV		900		2,000
Notional values		89,400		122,900
Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		200		200
NRV		100		300
Notional values		12,300		16,100
Protection sold | Banks
Credit Derivatives [Line Items]
PRV		500		800
NRV		400		1,000
Notional values		31,600		52,600
Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		1,000		800
NRV		100		400
Notional values		40,600		47,100
Protection sold | Other
Credit Derivatives [Line Items]
PRV		300		200
NRV		200		300
Notional values		4,900		7,100
UBS AG
Credit Derivatives [Line Items]
PRV	[1],[2],[3],[4]	118,229		158,411
NRV	[2],[4],[7]	116,134	[5],[6],[8]	153,810
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[2],[3]	2,800		3,900
NRV	[2],[7]	3,800		4,800
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		800		2,000
NRV		2,900		2,800
Notional values		101,900		139,700
UBS AG | Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		200		400
NRV		200		200
Notional values		16,200		20,900
UBS AG | Protection bought | Banks
Credit Derivatives [Line Items]
PRV		300		900
NRV		700		1,000
Notional values		37,000		60,800
UBS AG | Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		100		300
NRV		1,100		900
Notional values		41,500		47,200
UBS AG | Protection bought | Other
Credit Derivatives [Line Items]
PRV		300		400
NRV		900		800
Notional values		7,200		10,900
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		2,000		1,900
NRV		900		2,000
Notional values		89,400		122,900
UBS AG | Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		200		200
NRV		100		300
Notional values		12,300		16,100
UBS AG | Protection sold | Banks
Credit Derivatives [Line Items]
PRV		500		800
NRV		400		1,000
Notional values		31,600		52,600
UBS AG | Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		1,000		800
NRV		100		400
Notional values		40,600		47,100
UBS AG | Protection sold | Other
Credit Derivatives [Line Items]
PRV		300		200
NRV		200		300
Notional values		SFr 4,900		SFr 7,100

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[3]	PRV: Positive replacement value.
[4]	Refer to Note 24 for more information on netting arrangements.
[5]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[6]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[7]	NRV: Negative replacement value.
[8]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.